Digital Assets - Schedule of Digital Assets (Parentheticals) (Details)	Dec. 31, 2025
Schedule of Reconciliation of the Company’s RAIN Digital Asset Holdings [Abstract]
RAIN digital assets current tokens	3,030,303,030
RAIN digital assets noncurrent tokens	72,759,150,001
Total RAIN digital assets tokens	75,789,453,031